Fair Value Measurements (Financial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Line Items]
Loans	$ 6,388	$ 2,346
Mortgage loans held for sale	32,753
OREO	20,427	14,930
Total	59,568	17,276
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value Measurements [Line Items]
Loans
Mortgage loans held for sale
OREO
Total
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements [Line Items]
Loans	6,388	2,346
Mortgage loans held for sale	32,753
OREO	20,427	14,930
Total	59,568	17,276
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurements [Line Items]
Loans
Mortgage loans held for sale
OREO
Total